Stockholders' Equity	12 Months Ended
Mar. 31, 2014
Stockholders' Equity

(17) Stockholders’ Equity

Changes in the number of shares issued and treasury stock during the years ended March 31, 2012, 2013 and 2014 were as follows:

	Total shares of common stock	Shares of treasury stock
Number of shares as of April 1, 2011	199,566,770	26,294,819

Purchase of shares	—	899
Sale of shares	—	(328)

Number of shares as of March 31, 2012	199,566,770	26,295,390

Purchase of shares	—	671
Exercise of stock options	—	(522,297)
Sale of shares	—	(76)

Number of shares as of March 31, 2013	199,566,770	25,773,688

Purchase of shares	—	1,458
Exercise of stock options	—	(406,318)
Sale of shares	—	—

Number of shares as of March 31, 2014	199,566,770	25,368,828

The Companies Act of Japan provides that an amount equal to 10% of distributions paid by the Company shall be appropriated as additional paid-in capital or a legal reserve until the total amount of the additional paid-in capital and the legal reserve equals to 25% of common stock. Certain foreign subsidiaries are also required to appropriate their earnings to legal reserves under the laws of the respective countries.

Cash dividends for the years ended March 31, 2012, 2013 and 2014 represent dividends paid out during those years. The accompanying consolidated financial statements do not include any provision for a dividend of ¥5 per share, aggregating ¥871 million for the second-half of the year ended March 31, 2014, subsequently proposed by the Board of Directors.

The amount available for future payment of dividends was determined under the Companies Act of Japan and amounted to ¥29,349 million at March 31, 2014.